Commitments and Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating leases with minimum rental commitments [Abstract]
2015	$ 7,023,000
2016	6,824,000
2017	6,509,000
2018	6,249,000
2019	6,130,000
2020 and after	40,840,000
Total	73,575,000
Outsourced service expense	5,350,000	5,125,000	5,122,000
Contractual Obligation [Abstract]
Outsource Service expense, minimum payment	5,000,000
Outsource Service expense, maximum payment	$ 6,000,000